Critical judgements estimates and assumptions - Additional information (Detail) - USD ($)			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Tax rate	35.00%	25.00%	30.00%	30.00%	30.00%
Asset retirement obligations			$ 30,796,000	$ 23,933,000
Impairment loss			$ 0		$ 0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate			35.00%
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss				394
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate			30.00%
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss			$ 14,044	$ 14,044